Reconciliation of Provision (Benefit) for Income Taxes Reported in the Consolidated Statements Of Income with Tax at the Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income before income taxes	$ 1,487.0	$ 1,565.2	$ 1,556.9
Tax at statutory rate	520.5	547.8	544.9
Exempt interest income	(17.5)	(19.4)	(26.7)
Dividends received deduction	(18.2)	(17.2)	(17.9)
Tax credits	(9.1)	0	0
Tax-deductible dividends	(3.8)	(13.0)	0
Other items, net	(0.4)	(1.3)	(0.9)
Total income tax provision	$ 471.5	$ 496.9	$ 499.4
Tax at statutory rate	35.00%	35.00%	35.00%
Exempt interest income	(1.00%)	(1.00%)	(2.00%)
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Tax credits	(1.00%)	0.00%	0.00%
Tax-deductible dividends	0.00%	(1.00%)	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	32.00%	32.00%